RESTATEMENT OF QUARTERLY CONDENSED FINANCIAL STATEMENTS (UNAUDITED) - Schedule of restatement of quarterly condensed statements of cash flows (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Parent [Member]
Cash Flows from Operating Activities
Net Income (Loss) Attributable to Parent						$ 10,527,122
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account						(1,851,161)
Unrealized gain on marketable securities held in Trust Account						39,071
CIK000178115 Alussa Energy Acquisition Corp
Cash Flows from Operating Activities
Net Income (Loss) Attributable to Parent		$ (30,918,750)			$ 8,943,386		$ (4,779,782)		$ (7,580,615)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(4,281)			(892,590)		(290,672)		(2,003,660)
Unrealized gain on marketable securities held in Trust Account					(881,891)		(40,109)		0
Change in fair value of warrant liabilities	$ 10,781,250	25,593,750			(7,668,750)		3,937,500		4,393,750
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		14,250			31,155		(113,049)		(121,118)
Accrued expenses		4,728,073			66,527		5,224		3,400,239
Net cash used in operating activities		550,000			0		290,011,260		0
Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption		$ (30,918,749)			8,943,381		3,721,225		7,580,621
CIK000178115 Alussa Energy Acquisition Corp | Parent [Member]
Cash Flows from Operating Activities
Net Income (Loss) Attributable to Parent			$ (2,487,788)	$ 1,583,736	8,943,386	10,527,122		$ 8,039,334
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account			(93,440)	(958,571)	(892,590)	(1,851,161)		(1,944,601)
Unrealized gain on marketable securities held in Trust Account			(55,619)	920,962	(881,891)	39,071		(16,548)
Change in fair value of warrant liabilities					(7,668,750)	(9,668,750)		(7,356,250)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets					31,155	28,333		71,232
Accrued expenses					66,527	42,623		34,103
Net cash used in operating activities					(402,163)	(882,762)		(1,172,730)
Net Change in Cash					(402,163)	(882,762)		(1,172,730)
Cash - Beginning			1,399,600	1,880,199	2,282,362	2,282,362		2,282,362	$ 2,282,362
Cash - Ending			$ 1,109,632	$ 1,399,600	1,880,199	1,399,600	$ 2,282,362	1,109,632
Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption					$ 8,943,381	$ 10,527,118		$ 8,039,334